Reconciliation of Liabilities Arising from Financing Activities (Tables)	12 Months Ended
Dec. 31, 2025
Reconciliation of Liabilities Arising from Financing Activities [Abstract]
Schedule of Changes in Liabilities Arising from Financing Activities

The changes in the Company’s liabilities arising from financing activities can be classified as follows:

	Borrowings	Lease liabilities	Total

At January 1, 2023	$17,081,434	$4,745,953	$21,827,387

Cash-flows:
-Repayment	(2,890,252)	-	(2,890,252)
-Interest paid	1,895,151	-	1,895,151
-Capital element of lease rentals paid	-	(2,249,306)	(2,249,306)
-Interest element of lease rentals paid	-	(402,844)	(402,844)

Non-cash:
-Loan conversion agreement	(15,914,615)	-	(15,914,615)
-Entering into new leases	-	922,578	922,578
-Exchange adjustments	209,933	6,135	216,068
At 31 December 2023	$381,651	$3,022,516	$3,404,167

	Borrowings	Lease liabilities	Total

At January 1, 2024	$381,651	$3,022,516	$3,404,167

Cash-flows:
-Repayment	(330,180)	-	(330,180)
-Interest paid	(13,386)	-	(13,386)
-Capital element of lease rentals paid	-	(1,899,078)	(1,899,078)
-Interest element of lease rentals paid	-	(144,451)	(144,451)

Non-cash:
-Entering into new leases	-	1,580,321	1,580,321
-Exchange adjustments	6,147	1,521	7,668
At 31 December 2024	$44,232	$2,560,829	$2,605,061

	Borrowings	Lease liabilities	Total

At January 1, 2025	$44,232	$2,560,829	$2,605,061

Cash-flows:
-Repayment	(46,360)	-	(46,360)
-Interest paid	(524)	-	(524)
-Capital element of lease rentals paid	-	(3,074,617)	(3,074,617)
-Interest element of lease rentals paid	-	(183,293)	(183,293)

Non-cash:
-Entering into new leases	-	4,511,630	4,511,630
-Exchange adjustments	2,652	408,391	411,043
At 31 December 2025	$-	$4,222,940	$4,222,940